Xtrackers Russell 1000 US Quality at a Reasonable Price ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	81 Months Ended	109 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000 2Qual/Val 5% Capped Factor Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.64%	13.62%	13.63%
Russell 1000 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.51%	14.28%	14.22%	13.85%
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.70%	12.86%	12.86%
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.88%	10.54%	10.73%
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.40%	13.40%	13.39%
Performance Inception Date	Apr. 05, 2018